Capital and Reserves (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of classes of share capital [abstract]
Schedule of Share Capital
2017		2018		2019
	NIS

Issued and paid at January 1	1,006,046		1,010,446		1,161,968
Equity offering	-		121,212		306,000
Exercise of share options	4,400		30,310		4,917

Issued and paid at December 31	1,010,446		1,161,968		1,472,885